UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Diversified Stock Fund	July 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)

Consumer Discretionary (17.2%):
Amazon.com, Inc.(a)	6,172	$10,970
Burlington Stores, Inc.(a)	31,103	4,753
Comcast Corp., Class A	124,539	4,456
D.R. Horton, Inc.(b)	138,735	6,063
Dollar General Corp.	63,318	6,215
Lear Corp.	24,084	4,338
LGI Homes, Inc.(a)(b)	41,718	2,156
Magna International, Inc., ADR	77,142	4,689
Meritage Homes Corp.(a)	55,666	2,402
O’Reilly Automotive, Inc.(a)	20,424	6,250
Penske Automotive Group, Inc.	76,260	3,981
PulteGroup, Inc.(b)	192,670	5,489
Ross Stores, Inc.(b)	75,168	6,571
The Home Depot, Inc.	13,947	2,755
The TJX Cos., Inc.	23,574	2,293
		73,381
Consumer Staples (3.9%):
Costco Wholesale Corp.	17,280	3,779
CVS Health Corp.	83,057	5,387
Sysco Corp.	32,338	2,173
Wal-Mart Stores, Inc.	60,727	5,419
		16,758
Energy (7.5%):
Callon Petroleum Co.(a)(b)	201,804	2,171
Chevron Corp.	74,036	9,349
EOG Resources, Inc.	39,620	5,109
Laredo Petroleum, Inc.(a)(b)	173,786	1,620
Newfield Exploration Co.(a)	138,264	3,971
Occidental Petroleum Corp.	50,536	4,241
Phillips 66	44,434	5,480
		31,941
Financials (17.7%):
Ameriprise Financial, Inc.	38,386	5,592
Bank of America Corp.	249,201	7,694
Berkshire Hathaway, Inc., Class B(a)	44,928	8,890
Cathay General Bancorp	143,637	5,974
E*TRADE Financial Corp.(a)	85,882	5,137
Essent Group Ltd.(a)	146,634	5,631
FCB Financial Holdings, Inc.(a)	83,932	4,281
JPMorgan Chase & Co.	60,330	6,934
Northern Trust Corp.	57,146	6,241
Regions Financial Corp.	221,061	4,114
TD Ameritrade Holding Corp.	71,761	4,101
Western Alliance BanCorp(a)	108,371	6,147
Zions BanCorp	90,300	4,669
		75,405
Health Care (11.2%):
AbbVie, Inc.(b)	45,357	4,183
Align Technology, Inc.(a)	6,913	2,466
Cigna Corp.	24,439	4,385
Express Scripts Holding Co.(a)	76,748	6,098
Innoviva, Inc.(a)	194,153	2,747
Johnson & Johnson	33,325	4,416
McKesson Corp.	21,353	2,682
Merck & Co., Inc.	55,542	3,659
Novartis AG, ADR	29,376	2,465
Pfizer, Inc.	93,197	3,721
UnitedHealth Group, Inc.	43,695	11,064
		47,886
Industrials (12.4%):
Allison Transmission Holdings, Inc.	137,623	6,469
Comfort Systems USA, Inc.	54,759	3,042

See notes to schedules of investments.

Security Description	Shares	Value
Cummins, Inc.	15,632	$2,232
FedEx Corp.	28,758	7,071
Norfolk Southern Corp.	41,472	7,008
PACCAR, Inc.	34,806	2,287
Patrick Industries, Inc.(a)(b)	49,050	3,004
SkyWest, Inc.	63,566	3,808
Union Pacific Corp.	35,626	5,340
United Rentals, Inc.(a)	22,586	3,361
United Technologies Corp.	38,613	5,241
Universal Forest Products, Inc.(b)	111,949	4,125
		52,988
Information Technology (22.3%):
Alphabet, Inc., Class C(a)	14,245	17,341
Apple, Inc.	104,791	19,941
DXC Technology Co.	41,348	3,504
Entegris, Inc.	70,847	2,490
Facebook, Inc., Class A(a)(b)	43,855	7,568
Intel Corp.	47,150	2,268
Micron Technology, Inc.(a)	46,162	2,437
Microsoft Corp.	192,530	20,424
ON Semiconductor Corp.(a)	244,388	5,389
Perspecta, Inc.	22,089	479
Vishay Intertechnology, Inc.	116,271	2,907
YY, Inc., ADR(a)	41,224	3,843
Zebra Technologies Corp., Class A(a)	43,175	5,955
		94,546
Materials (4.7%):
Louisiana Pacific Corp.	202,719	5,457
Packaging Corp. of America	38,509	4,348
Reliance Steel & Aluminum Co.	44,928	4,053
Steel Dynamics, Inc.	132,192	6,224
		20,082
Telecommunication Services (1.8%):
Verizon Communications, Inc.	147,744	7,630
Total Common Stocks (Cost $352,554)		420,617

Exchange-Traded Funds (1.1%)
SPDR S&P 500 ETF Trust	16,009	4,504
Total Exchange-Traded Funds (Cost $4,312)		4,504

Collateral for Securities Loaned (1.4%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.08%(c)	846,324	846
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.83%(c)	1,694,444	1,694
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.05%(c)	1,057,923	1,058
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.15%(c)	352,609	353
JPMorgan Prime Money Market Fund, Capital Class, 2.07%(c)	1,480,933	1,481
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.10%(c)	705,217	705
Total Collateral for Securities Loaned (Cost $6,137)		6,137
Total Investments (Cost $363,003) — 101.2%		431,258
Liabilities in excess of other assets — (1.2)%		(5,009)
NET ASSETS - 100.00%		$426,249

(a)              Non-income producing security.

(b)              All or a portion of this security is on loan.

(c)               Rate disclosed is the daily yield on July 31, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory NewBridge Large Cap Growth Fund	July 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)

Communications Equipment (2.3%):
Arista Networks, Inc.(a)	2,325	$595

Consumer Discretionary (19.8%):
Amazon.com, Inc.(a)	1,155	2,053
Booking Holdings, Inc.(a)	470	953
Burlington Stores, Inc.(a)	5,125	784
Floor & Decor Holdings, Inc., Class A(a)(b)	13,475	643
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	3,075	751
		5,184
Consumer Staples (3.5%):
Monster Beverage Corp.(a)	15,275	917

Financials (6.2%):
First Republic Bank	5,175	512
MarketAxess Holdings, Inc.	2,975	576
The Charles Schwab Corp.	10,275	525
		1,613
Health Care (22.4%):
ABIOMED, Inc.(a)	2,020	716
Alexion Pharmaceuticals, Inc.(a)	6,775	901
Align Technology, Inc.(a)	1,920	685
Edwards Lifesciences Corp.(a)	4,950	705
Illumina, Inc.(a)	1,850	600
UnitedHealth Group, Inc.	5,200	1,317
Zoetis, Inc.	10,775	932
		5,856
Industrials (5.6%):
CSX Corp.	12,175	861
XPO Logistics, Inc.(a)(b)	5,975	596
		1,457
Internet Software & Services (12.7%):
Alibaba Group Holding Ltd., ADR(a)(b)	4,125	772
Alphabet, Inc., Class C(a)	1,145	1,394
Facebook, Inc., Class A(a)	6,550	1,130
		3,296
IT Services (8.1%):
PayPal Holdings, Inc.(a)	9,000	739
Visa, Inc., Class A(b)	10,150	1,388
		2,127
Semiconductors & Semiconductor Equipment (3.1%):
Nvidia Corp.	3,300	808

Software (13.8%):
Activision Blizzard, Inc.	10,150	744
Adobe Systems, Inc.(a)	2,725	667
PTC, Inc.(a)	2,775	255
Red Hat, Inc.(a)	4,313	609
Salesforce.com, Inc.(a)	5,285	725
ServiceNow, Inc.(a)	3,550	625
		3,625
Total Common Stocks (Cost $13,791)		25,478

Collateral for Securities Loaned (7.8%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.08%(c)	279,505	280
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.83%(c)	559,604	560
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.05%(c)	349,387	349

See notes to schedules of investments.

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.15%(c)	116,452	$116
JPMorgan Prime Money Market Fund, Capital Class, 2.07%(c)	489,090	489
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.10%(c)	232,904	233
Total Collateral for Securities Loaned (Cost $2,027)		2,027
Total Investments (Cost $15,818) — 105.3%		27,505
Liabilities in excess of other assets — (5.3)%		(1,376)
NET ASSETS - 100.00%		$26,129

(a)              Non-income producing security.

(b)              All or a portion of this security is on loan.

(c)               Rate disclosed is the daily yield on July 31, 2018.

ADR—American Depositary Receipt

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Special Value Fund	July 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.2%)

Consumer Discretionary (17.1%):
Amazon.com, Inc.(a)	1,062	$1,888
Burlington Stores, Inc.(a)	5,195	794
Comcast Corp., Class A	20,776	743
D.R. Horton, Inc.	23,127	1,011
Dollar General Corp.	10,731	1,053
Lear Corp.	4,083	735
LGI Homes, Inc.(a)(b)	6,968	360
Magna International, Inc., ADR	13,100	797
Meritage Homes Corp.(a)	9,286	401
O’Reilly Automotive, Inc.(a)	3,464	1,060
Penske Automotive Group, Inc.	12,985	678
PulteGroup, Inc.	32,622	929
Ross Stores, Inc.	12,622	1,103
The Home Depot, Inc.	2,293	453
The TJX Cos., Inc.	3,948	384
		12,389
Consumer Staples (3.9%):
Costco Wholesale Corp.	2,860	626
CVS Health Corp.	13,986	907
Sysco Corp.	5,399	363
Wal-Mart Stores, Inc.	10,156	906
		2,802
Energy (7.3%):
Callon Petroleum Co.(a)(b)	33,655	362
Chevron Corp.	12,203	1,542
EOG Resources, Inc.	6,477	835
Laredo Petroleum, Inc.(a)	29,435	274
Newfield Exploration Co.(a)	22,788	654
Occidental Petroleum Corp.	8,329	699
Phillips 66	7,574	934
		5,300
Financials (17.2%):
Ameriprise Financial, Inc.	6,274	914
Bank of America Corp.	41,301	1,275
Berkshire Hathaway, Inc., Class B(a)	7,421	1,468
Cathay General Bancorp	24,142	1,004
E*TRADE Financial Corp.(a)	14,378	860
Essent Group Ltd.(a)	23,847	916
FCB Financial Holdings, Inc.(a)	13,428	685
JPMorgan Chase & Co.	9,949	1,144
Northern Trust Corp.	9,732	1,063
Regions Financial Corp.	37,443	697
TD Ameritrade Holding Corp.	12,006	686
Western Alliance BanCorp(a)	17,352	984
Zions BanCorp	15,130	782
		12,478
Health Care (11.0%):
AbbVie, Inc.	7,476	690
Align Technology, Inc.(a)	1,158	413
Cigna Corp.	4,071	730
Express Scripts Holding Co.(a)	12,841	1,020
Innoviva, Inc.(a)	32,328	457
Johnson & Johnson	5,546	735
McKesson Corp.	3,631	456
Merck & Co., Inc.	9,238	609
Novartis AG, ADR	4,934	414
Pfizer, Inc.	15,368	614
UnitedHealth Group, Inc.	7,121	1,803
		7,941
Industrials (12.3%):
Allison Transmission Holdings, Inc.	24,341	1,145
Comfort Systems USA, Inc.	9,232	513

See notes to schedules of investments.

Security Description	Shares	Value
Cummins, Inc.	2,577	$368
FedEx Corp.	4,719	1,160
Norfolk Southern Corp.	7,039	1,189
PACCAR, Inc.	5,835	383
Patrick Industries, Inc.(a)	8,079	495
SkyWest, Inc.	10,511	630
Union Pacific Corp.	6,042	905
United Rentals, Inc.(a)	3,757	559
United Technologies Corp.	6,548	889
Universal Forest Products, Inc.	17,988	663
		8,899
Information Technology (21.9%):
Alphabet, Inc., Class C(a)	2,361	2,873
Apple, Inc.	17,693	3,367
DXC Technology Co.	6,992	592
Entegris, Inc.	11,729	412
Facebook, Inc., Class A(a)(b)	7,438	1,284
Intel Corp.	7,916	381
Micron Technology, Inc.(a)	7,750	409
Microsoft Corp.	32,651	3,464
ON Semiconductor Corp.(a)	41,680	919
Perspecta, Inc.	3,544	77
Vishay Intertechnology, Inc.	19,439	486
YY, Inc., ADR(a)	6,982	651
Zebra Technologies Corp., Class A(a)	7,230	997
		15,912
Materials (4.7%):
Louisiana Pacific Corp.	33,965	914
Packaging Corp. of America	6,446	728
Reliance Steel & Aluminum Co.	7,555	681
Steel Dynamics, Inc.	22,407	1,056
		3,379
Telecommunication Services (1.8%):
Verizon Communications, Inc.	24,900	1,286
Total Common Stocks (Cost $61,285)		70,386

Exchange-Traded Funds (2.1%)
SPDR S&P 500 ETF Trust	5,318	1,496
Total Exchange-Traded Funds (Cost $1,434)		1,496

Collateral for Securities Loaned (2.7%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.08%(c)	273,466	273
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.83%(c)	547,312	547
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.05%(c)	341,838	342
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.15%(c)	113,936	114
JPMorgan Prime Money Market Fund, Capital Class, 2.07%(c)	478,522	479
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.10%(c)	227,871	228
Total Collateral for Securities Loaned (Cost $1,983)		1,983
Total Investments (Cost $64,702) — 102.0%		73,865
Liabilities in excess of other assets — (2.0)%		(1,427)
NET ASSETS - 100.00%		$72,438

(a)              Non-income producing security.

(b)              All or a portion of this security is on loan.

(c)               Rate disclosed is the daily yield on July 31, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Allocation Fund	July 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (17.5%)
VictoryShares International Volatility Wtd ETF	66,330	$2,662
VictoryShares US Multi-Factor Minimum Volatility ETF	96,810	2,780
VictoryShares US Small Cap Volatility Wtd ETF	27,206	1,343
Total Affiliated Exchange-Traded Funds (Cost $5,846)		6,785

Affiliated Mutual Funds (81.9%)
Victory Market Neutral Income Fund, Class I	881,901	8,625
Victory INCORE Total Return Bond Fund, Class R6	496,780	4,575
Victory Integrity Discovery Fund, Class Y	27,981	1,304
Victory RS Global Fund, Class Y	872,826	11,627
Victory Sophus Emerging Markets Small Cap Fund, Class Y	294,764	2,827
Victory Trivalent Emerging Markets Small-Cap Fund, Class Y	207,564	2,864
Total Affiliated Mutual Funds (Cost $31,410)		31,822
Total Investments (Cost $37,256) — 99.4%		38,607
Other assets in excess of liabilities — 0.6%		226
NET ASSETS - 100.00%		$38,833

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	July 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (94.9%)

Consumer Discretionary (12.4%):
AutoNation, Inc.(a)(b)	3,091,527	$150,032
BorgWarner, Inc.	3,304,875	152,090
Carter’s, Inc.	956,375	100,257
CBS Corp., Class B	2,325,575	122,488
Cinemark Holdings, Inc.(b)	4,888,400	175,592
Darden Restaurants, Inc.	1,842,700	197,058
Hasbro, Inc.(b)	2,157,975	214,956
The Interpublic Group of Co., Inc.	4,636,800	104,560
Tiffany & Co.	834,050	114,732
VF Corp.	313,929	28,903
Yum! Brands, Inc.	901,675	71,494
		1,432,162
Consumer Staples (8.5%):
Archer-Daniels-Midland Co.	6,751,875	325,846
Hormel Foods Corp.(b)	3,403,200	122,413
Ingredion, Inc.	1,586,750	160,738
Sysco Corp.	2,748,625	184,735
The Kroger Co.(b)	6,739,150	195,435
		989,167
Energy (7.0%):
Cimarex Energy Co.	1,787,900	176,287
Devon Energy Corp.(b)	4,819,200	216,912
Energen Corp.(a)	1,831,350	135,850
Parsley Energy, Inc., Class A(a)	5,060,125	159,040
PDC Energy, Inc.(a)	1,875,900	118,144
		806,233
Financials (18.6%):
Aflac, Inc.	3,641,800	169,489
Alleghany Corp.	419,200	263,791
American Financial Group, Inc.	1,046,900	117,975
Arthur J. Gallagher & Co.	2,569,800	183,355
Citizens Financial Group, Inc.	4,117,000	163,774
E*TRADE Financial Corp.(a)	2,624,900	156,995
FNF Group	3,816,000	154,548
Markel Corp.(a)	137,700	161,109
Marsh & McLennan Co., Inc.	1,096,500	91,404
SunTrust Banks, Inc.(b)	3,998,100	288,143
The Allstate Corp.	1,724,900	164,072
W.R. Berkley Corp.	3,108,100	235,625
		2,150,280
Health Care (6.8%):
HCA Holdings, Inc.	837,200	104,005
Hologic, Inc.(a)	4,023,625	172,653
Perrigo Co. PLC(b)	2,248,500	181,049
Quest Diagnostics, Inc.(b)	2,033,175	219,014
STERIS PLC(b)	1,011,300	115,764
		792,485
Industrials (14.0%):
AGCO Corp.(b)	2,286,718	144,109
Colfax Corp.(a)(b)	3,278,500	105,896
Hubbell, Inc.	821,400	101,238
Ingersoll-Rand PLC(b)	1,891,950	186,376
Landstar System, Inc.	1,202,600	133,669
Owens Corning, Inc.	1,908,700	118,759
PACCAR, Inc.	1,587,800	104,350
Parker-Hannifin Corp.	724,800	122,527
Quanta Services, Inc.(a)	4,963,900	169,120
Republic Services, Inc., Class A	1,650,400	119,621
Textron, Inc.	3,381,900	230,882

See notes to schedules of investments.

Security Description	Shares	Value
Xylem, Inc.	1,041,000	$79,699
		1,616,246
Information Technology (13.2%):
ARRIS International PLC(a)(b)	4,290,800	108,386
Black Knight, Inc.(a)	2,626,121	135,639
DXC Technology Co.	1,837,943	155,748
Fidelity National Information Services, Inc.	1,683,200	173,589
Flextronics International Ltd.(a)	10,725,600	149,729
Hewlett Packard Enterprises Co.	7,870,819	121,525
Keysight Technologies, Inc.(a)	1,842,200	106,848
MAXIMUS, Inc.	2,111,950	136,875
Motorola Solutions, Inc.	1,553,500	188,439
Nuance Communications, Inc.(a)(b)	9,848,400	145,461
Perspecta, Inc.	918,971	19,942
Synopsys, Inc.(a)	965,800	86,371
		1,528,552
Materials (7.3%):
AptarGroup, Inc.	1,690,375	173,146
Celanese Corp., Series A	1,282,700	151,500
Eastman Chemical Co.	1,654,200	171,408
Packaging Corp. of America	1,196,000	135,028
Reliance Steel & Aluminum Co.	2,399,571	216,441
		847,523
Real Estate (3.8%):
Lamar Advertising Co.(b)	2,492,900	183,552
National Retail Properties, Inc.(b)	5,710,850	254,761
		438,313
Utilities (3.3%):
Alliant Energy Corp.	2,724,100	117,055
DTE Energy Co.(b)	1,200,800	130,335
Xcel Energy, Inc.	2,752,700	128,992
		376,382
Total Common Stocks (Cost $8,850,878)		10,977,343

Exchange-Traded Funds (1.5%)
iShares Russell Midcap Value Index ETF	1,896,800	171,395
Total Exchange-Traded Funds (Cost $133,210)		171,395

Collateral for Securities Loaned (1.6%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.08%(c)	26,176,084	26,176
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.83%(c)	52,407,726	52,408
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.05%(c)	32,720,460	32,720
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.15%(c)	10,905,884	10,906
JPMorgan Prime Money Market Fund, Capital Class, 2.07%(c)	45,804,014	45,804
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.10%(c)	21,811,768	21,812
Total Collateral for Securities Loaned (Cost $189,826)		189,826
Total Investments (Cost $9,173,914) — 98.0%		11,338,564
Other assets in excess of liabilities — 2.0%		235,669
NET ASSETS - 100.00%		$11,574,233

(a)              Non-income producing security.

(b)              All or a portion of this security is on loan.

(c)               Rate disclosed is the daily yield on July 31, 2018.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Small Company Opportunity Fund	July 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (93.6%)

Banks (11.7%):
Associated Banc-Corp.	2,703,309	$72,990
Bank of Hawaii Corp.(a)	668,150	53,779
CoBiz Financial, Inc.	1,327,000	29,061
Columbia Banking System, Inc.	1,435,600	58,759
Eagle Bancorp, Inc.(b)	1,160,600	62,730
Independent Bank Corp.(a)	742,296	65,619
Lakeland Financial Corp.	793,450	38,474
Pinnacle Financial Partners, Inc.(a)	1,139,050	71,192
South State Corp.	815,650	68,270
Sterling BanCorp(a)	2,764,525	61,372
UMB Financial Corp.	936,000	67,289
		649,535
Capital Markets (0.8%):
Virtus Investment Partners, Inc.	352,050	46,911

Consumer Discretionary (10.4%):
Choice Hotels International, Inc.	795,775	61,751
Churchill Downs, Inc.	118,300	33,828
Columbia Sportswear Co.	236,625	20,582
Core-Mark Holding Co., Inc.	833,975	20,166
Culp, Inc.	1,344,995	33,356
Dunkin’ Brands Group, Inc.(a)	668,125	46,522
Helen of Troy Ltd.(b)	291,550	33,397
Penske Automotive Group, Inc.	1,300,100	67,865
Sothebys Holdings, Inc., Class A(a)(b)	761,753	40,457
Steven Madden Ltd.(a)	906,000	48,969
The E.W. Scripps Co., Class A(a)	3,560,500	46,643
Unifi, Inc.(b)	1,213,150	36,601
Wolverine World Wide, Inc.	2,334,968	82,610
		572,747
Consumer Staples (4.1%):
Performance Food Group Co.(b)	2,290,932	82,130
Sanderson Farms, Inc.(a)	581,150	58,597
The Andersons, Inc.	2,394,782	84,416
		225,143
Energy (4.7%):
Avanos Medical, Inc., Class I(a)(b)	1,093,525	60,363
Helix Energy Solutions Group, Inc.(a)(b)	5,919,020	59,249
SRC Energy, Inc.(a)(b)	6,477,400	73,324
Unit Corp.(a)(b)	2,750,700	68,493
		261,429
Health Care (2.4%):
AMN Healthcare Services, Inc.(a)(b)	625,625	37,850
AngioDynamics, Inc.(a)(b)	532,400	11,255
CONMED Corp.	465,606	34,455
Molina Healthcare, Inc.(a)(b)	480,100	49,974
		133,534
Industrials (20.6%):
Aerojet Rocketdyne Holdings, Inc.(a)(b)	1,166,500	39,311
Alamo Group, Inc.	616,500	57,335
Applied Industrial Technologies, Inc.	556,700	41,558
AZZ, Inc.	581,900	31,539
Barnes Group, Inc.	396,900	26,930
Carlisle Cos., Inc.(a)	747,284	91,796
Crane Co.	759,500	68,788
EMCOR Group, Inc.	1,095,700	84,314
Encore Wire Corp.	1,003,988	48,944
Esterline Technologies Corp.(b)	374,500	31,945
Forward Air Corp.	844,100	53,938
FTI Consulting, Inc.(b)	726,150	57,337
Granite Construction, Inc.(a)	783,615	42,276
Marten Transport Ltd.	1,023,300	22,359

See notes to schedules of investments.

Security Description	Shares	Value
Mueller Industries, Inc.(a)	1,121,000	$37,116
MYR Group, Inc.(b)	1,057,488	39,011
TriMas Corp.(b)	1,835,000	54,316
UniFirst Corp.	445,000	83,282
Universal Forest Products, Inc.	1,155,275	42,560
Viad Corp.	833,700	47,854
Watts Water Technologies, Inc., Class A(a)	703,250	60,163
Werner Enterprises, Inc.(a)	965,100	35,950
Woodward, Inc.	459,200	38,210
		1,136,832
Information Technology (8.7%):
ADTRAN, Inc.	2,591,600	42,114
Anixter International, Inc.(b)	1,052,100	76,698
Electronics For Imaging, Inc.(a)(b)	1,386,100	47,294
Littelfuse, Inc.(a)	119,600	25,932
ManTech International Corp., Class A	1,024,600	61,322
MAXIMUS, Inc.	1,020,300	66,125
Mesa Laboratories, Inc.(a)	86,714	17,536
MicroStrategy, Inc., Class A(b)	255,400	33,240
Nice Ltd., ADR(a)(b)	601,675	65,824
Sykes Enterprises, Inc.(b)	1,464,900	43,449
		479,534
Insurance (14.0%):
American Financial Group, Inc.	380,153	42,839
AMERISAFE, Inc.(a)	955,900	60,031
Axis Capital Holdings Ltd.	1,058,525	59,870
Brown & Brown, Inc.	2,608,874	76,336
FBL Financial Group, Inc., Class A	563,785	46,061
First American Financial Corp.	1,356,650	75,972
Hanover Insurance Group, Inc.	711,050	89,180
Horace Mann Educators Corp.	1,782,750	77,906
Kemper Corp.	190,926	15,236
Kinsale Capital Group, Inc.	197,427	11,693
ProAssurance Corp.	1,549,525	63,995
Renaissancere Holdings Ltd.	479,450	63,215
State Auto Financial Corp.	963,825	31,170
White Mountains Insurance Group Ltd.	66,750	60,945
		774,449
Materials (9.9%):
Cabot Corp.	715,433	47,290
Graphic Packaging Holding Co.(a)	3,487,200	50,669
Kaiser Aluminum Corp.	420,800	46,970
Minerals Technologies, Inc.	824,100	62,301
Orion Engineered Carbons SA	1,663,925	54,577
P.H. Glatfelter Co.	607,250	9,941
PolyOne Corp.(a)	1,231,700	55,242
Sensient Technologies Corp.	845,250	58,627
Sonoco Products Co.(a)	777,700	43,411
Valvoline, Inc.	2,667,025	60,248
Worthington Industries, Inc.(a)	1,202,089	56,282
		545,558
Real Estate (4.3%):
American Assets Trust, Inc.	1,517,500	58,318
Healthcare Realty Trust, Inc.(a)	1,114,300	33,106
LTC Properties, Inc.	1,377,500	58,089
Ryman Hospitality Properties, Inc.	152,450	12,960
Washington Real Estate Investment Trust	2,445,150	74,552
		237,025
Utilities (2.0%):
ALLETE, Inc.	593,800	46,038
MGE Energy, Inc.	528,500	33,824

See notes to schedules of investments.

Security Description	Shares	Value
ONE Gas, Inc.	430,300	$33,150
		113,012
Total Common Stocks (Cost $4,129,233)		5,175,709

Exchange-Traded Funds (1.5%)
iShares Russell 2000 Value Index ETF(a)	612,100	81,819
Total Exchange-Traded Funds (Cost $71,592)		81,819

Collateral for Securities Loaned (5.5%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.08%(c)	42,270,345	42,270
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.83%(c)	84,630,809	84,631
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.05%(c)	52,839,078	52,839
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.15%(c)	17,611,407	17,611
JPMorgan Prime Money Market Fund, Capital Class, 2.07%(c)	73,966,781	73,967
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.10%(c)	35,222,813	35,223
Total Collateral for Securities Loaned (Cost $306,541)		306,541
Total Investments (Cost $4,507,366) — 100.6%		5,564,069
Liabilities in excess of other assets — (0.6)%		(34,070)
NET ASSETS - 100.00%		$5,529,999

(a)     All or a portion of this security is on loan.

(b)     Non-income producing security.

(c)     Rate disclosed is the daily yield on July 31, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Fund for Income	July 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (92.5%)

Multi-family (1.4%):
Collateralized Mortgage Obligations (1.0%):
Government National Mortgage Assoc.
Series 2010-136, Class BH, 7.00%, 11/16/40	$1,066	$1,083
Series 2012-33, Class AB, 7.00%, 3/16/46	4,767	5,129
Series 2012-67, Class AF, 7.00%, 4/16/44	429	435
		6,647
Pass-throughs (0.4%):
Government National Mortgage Assoc.
7.49%, 8/15/20 - 11/15/20	71	71
7.50%, 8/15/21	37	37
7.92%, 7/1/23	323	323
8.25%, 9/15/30	204	204
8.00%, 1/15/31 - 11/15/33	1,232	1,233
7.75%, 9/15/33	434	434
		2,302
Single Family (91.1%):
Collateralized Mortgage Obligations (3.3%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	210	221
Series 1997-8, Class PN, 7.50%, 5/16/27	40	40
Series 1999-4, Class ZB, 6.00%, 2/20/29	340	340
Series 2001-10, Class PE, 6.50%, 3/16/31	259	258
Series 2001-21, Class PE, 6.50%, 5/16/31	197	215
Series 2002-22, Class GF, 6.50%, 3/20/32	43	44
Series 2002-33, Class ZJ, 6.50%, 5/20/32	120	133
Series 2002-45, Class QE, 6.50%, 6/20/32	78	86
Series 2002-47, Class ZA, 6.50%, 7/20/32	214	237
Series 2002-47, Class PG, 6.50%, 7/16/32	29	33
Series 2005-74, Class HB, 7.50%, 9/16/35	21	23
Series 2005-74, Class HC, 7.50%, 9/16/35	93	104
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	1,401	1,579
Series 2012-106, Class JM, 7.31%, 10/20/34 (a)	1,113	1,244
Series 2012-30, Class WB, 7.08%, 11/20/39 (a)	4,792	5,265
Series 2013-190, Class KT, 8.11%, 9/20/30 (a)	1,620	1,743
Series 2013-51, Class BL, 6.10%, 4/20/34 (a)	3,010	3,269
Series 2013-64, Class KY, 6.93%, 12/20/38 (a)	1,939	2,182
Series 2013-70, Class KP, 7.09%, 2/20/39 (a)	1,739	1,935
Series 2014-69, Class W, 7.26%, 11/20/34 (a)	238	264
Series 2014-74, Class PT, 7.72%, 5/16/44 (a)	436	488
Series 2015-55, Class PT, 7.95%, 6/20/39 (a)	1,307	1,426
		21,129
Pass-throughs (87.8%):
Government National Mortgage Assoc.
7.75%, 11/15/20	229	234
10.50%, 12/15/20	9	9
6.00%, 1/15/22 - 7/15/36	32,655	36,102
8.00%, 1/20/22 - 4/15/38	56,033	64,768
7.00%, 5/20/22 - 1/15/39	128,925	146,180
7.00%, 7/15/35	395	447
7.95%, 9/15/22	32	33
7.13%, 3/15/23 - 7/15/25	1,441	1,517
5.50%, 7/15/23	39	42
6.50%, 8/20/23 - 7/15/39	175,494	196,376
10.00%, 4/15/25 - 2/15/26	740	770
9.50%, 7/15/25	1	1
9.00%, 2/15/26 - 10/15/29	855	953
7.50%, 8/15/26 - 2/15/38	90,206	102,130
6.13%, 6/20/28 - 9/20/29	549	571
6.28%, 10/20/28 - 12/20/29	1,042	1,126
6.10%, 5/20/29 - 7/20/31	1,019	1,086

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
7.30%, 4/20/30 - 2/20/31	$482	$499
6.49%, 5/20/31 - 3/20/32	1,361	1,488
8.50%, 6/15/31 - 7/15/32	8,606	9,875
		564,207
Total Government National Mortgage Association (Cost $615,684)		594,285

U.S. Treasury Obligations (7.5%)
U.S. Treasury Bills, 1.90%, 10/4/18 (b)	5,019	5,002
U.S. Treasury Bonds, 8.50%, 2/15/20	39,704	43,189
Total U.S. Treasury Obligations (Cost $48,413)		48,191

Investment Companies (0.0%)(c)
BlackRock Liquidity Funds Fedfund Portfolio, 1.53% (d)	99,837	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $664,197) — 100.0%		642,576
Other assets in excess of liabilities — 0.0% (c)		103
NET ASSETS - 100.00%		$642,679

(a)              The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at July 31, 2018.

(b)              Rate represents the effective yield at July 31, 2018.

(c)               Amount represents less than 0.05% of net assets.

(d)              Rate disclosed is the daily yield on July 31, 2018.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Grade Convertible Fund	July 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (70.6%)

Consumer Discretionary (4.8%):
KB Home, 1.38%, 2/1/19, Callable 11/6/18 @ 100 (a)	$1,045	$1,078
The Priceline Group, Inc., Convertible Subordinated Notes, 0.35%, 6/15/20	4,675	7,227
		8,305
Energy (1.8%):
Nabors Industries, Inc., 0.75%, 1/15/24 (b)	3,935	3,074

Financials (12.1%):
Ares Capital Corp.
4.38%, 1/15/19	3,662	3,673
3.75%, 2/1/22	2,840	2,852
BlackRock Capital Investment Corp., 5.00%, 6/15/22	4,422	4,472
Booking Holdings, Inc., 0.90%, 9/15/21 (b)	780	928
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23 (c)	580	568
MGIC Investment Corp., 9.00%, 4/1/63 (c)	1,322	1,780
Prospect Capital Corp.
5.88%, 1/15/19	100	101
4.75%, 4/15/20	1,000	1,002
4.95%, 7/15/22, Callable 4/15/22 @ 100	3,983	3,875
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	1,622	1,642
		20,893
Health Care (12.4%):
ALZA Corp., 7/28/20, Callable 8/22/18 @ 94.33 (d)	1,439	2,630
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 1.84%(LIBOR03M-50bps), 9/15/23, Callable 9/6/18 @ 100 (a)(e)	1,858	2,794
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 8/22/18 @ 94.41 (b)(d)	716	2,796
Illumina, Inc., Convertible Subordinated Notes
0.00%, 6/15/19 (b)	1,905	2,479
0.50%, 6/15/21 (b)	1,730	2,421
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	2,359	8,195
		21,315
Industrials (5.2%):
Dycom Industries, Inc., 0.75%, 9/15/21	1,855	2,069
Macquarie Infrastructure
2.88%, 7/15/19	120	119
2.00%, 10/1/23	2,126	1,891
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19	3,573	3,539
Palo Alto Networks, Inc., 0.75%, 7/1/23 (c)	1,365	1,336
		8,954
Information Technology (23.8%):
Akamai Technologies, Inc., 0.13%, 5/1/25 (b)(c)	815	818
Citrix Systems, Inc., Convertible Subordinated Notes, 0.50%, 4/15/19	4,744	7,197
Euronet Worldwide, Inc., 1.50%, 10/1/44, Callable 10/5/20 @ 100	535	693
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	3,336	7,733
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43, Callable 11/20/18 @ 83.04 (a)	454	824
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	1,530	8,786
Nvdia Corp., 1.00%, 12/1/18	196	2,394
On Semiconductor Corp., 1.00%, 12/1/20	1,050	1,370
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19	3,915	7,500
Western Digital Corp., 1.50%, 2/1/24 (b)(c)	3,635	3,564
		40,879
Materials (3.2%):
RPM International, Inc., 2.25%, 12/15/20	100	128
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20 (b)	4,270	5,473
		5,601
Real Estate (7.1%):
Spirit Realty Capital, Inc.

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
2.88%, 5/15/19	$1,695	$1,694
3.75%, 5/15/21	3,295	3,312
VEREIT, Inc.
3.00%, 8/1/18	1,681	1,677
3.75%, 12/15/20 (b)	5,500	5,570
		12,253
Telecommunication Services (0.2%):
Guidewire Software, Inc., 1.25%, 3/15/25	420	417
Total Convertible Corporate Bonds (Cost $108,315)		121,691

Convertible Preferred Stocks (24.8%)
Energy (0.3%):
Hess Corp., 8.00%, 2/1/19	7,795	569

Financials (9.1%):
AMG Capital Trust II, 5.15%	57,109	3,421
Bank of America Corp., Series L, 7.25%	1,005	1,279
New York Community Capital Trust V, 6.00%	52,654	2,620
Wells Fargo & Co., Series L, 7.50%	6,604	8,379
		15,699
Health Care (2.0%):
Becton, Dickinson and Co., Series A, 6.13%	53,390	3,389

Industrials (3.1%):
Stanley Black & Decker, Inc., 5.38%	47,505	5,297

Real Estate (1.9%):
Welltower, Inc., Series I, 6.50%	56,645	3,364

Utilities (8.4%):
CenterPoint Energy, Inc., 3.40%	24,352	1,059
Dominion Resources, Inc., 6.75%	109,100	5,258
DTE Energy Co., 6.50%	40,903	2,158
NextEra Energy, Inc., 6.12%	67,015	3,837
NextEra Energy, Inc., 6.37%	29,155	2,172
		14,484
Total Convertible Preferred Stocks (Cost $42,063)		42,802

Collateral for Securities Loaned (7.1%)
BlackRock Liquidity Funds TempFund, Institutional Class, 2.08%(f)	1,700,699	1,701
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.83%(f)	3,404,807	3,405
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 2.05%(f)	2,125,785	2,126
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.15%(f)	708,430	708
JPMorgan Prime Money Market Fund, Capital Class, 2.07%(f)	2,975,780	2,976
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.10%(f)	1,417,059	1,417
Total Collateral for Securities Loaned (Cost $12,333)		12,333
Total Investments (Cost $162,711) — 102.5%		176,826
Liabilities in excess of other assets — (2.5)%		(4,277)
NET ASSETS - 100.00%		$172,549

(a)              Continuously callable with 30 days notice.

(b)     All or a portion of this security is on loan.

See notes to schedules of investments.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of July 31, 2018, the fair value of these securities was $8,066 (thousands) and amounted to 4.7% of net assets.

(d)                   Continuously callable with 15 days notice.

(e)                    Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2018.

(f)       Rate disclosed is the daily yield on July 31, 2018.

bps—Basis points

LIBOR—London InterBank Offered Rate

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of July 31, 2018, based on the last reset date of the security

LLC—Limited Liability Company

See notes to schedules of investments.

Notes to Schedules of Portfolio Investments
Victory Portfolios	July 31, 2018
(Unaudited)

1. Organization:

The Victory Portfolios (the “Trust”) currently offers shares of 42 funds. The accompanying Schedules of Portfolio Investments are those of the following eight funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered	Investment Objectives
Victory Diversified Stock Fund (“Diversified Stock Fund”)	Class A, C, I, R, R6 and Y	Seeks to provide long-term growth of capital
Victory NewBridge Large Cap Growth Fund (“NewBridge Large Cap Growth Fund”)	Class A, C, I, R and Y	Seeks to provide long-term capital appreciation
Victory Special Value Fund (“Special Value Fund”)	Class A, C, I, R and Y	Seeks to provide long-term growth of capital and dividend income
Victory Strategic Allocation Fund (“Strategic Allocation Fund”)	Class A, C, I and R	Seeks to provide income and long-term growth of capital
Victory Sycamore Established Value Fund (“Sycamore Established Value Fund”)	Class A, C, I, R, R6 and Y	Seeks to provide long-term capital growth by investing primarily in common stocks
Victory Sycamore Small Company Opportunity Fund (“Sycamore Small Company Opportunity Fund”)	Class A, I, R, R6 and Y	Seeks to provide capital appreciation
Victory INCORE Fund for Income (“INCORE Fund for Income”)	Class A, C, I, R, R6 and Y	Seeks to provide a high level of current income consistent with preservation of shareholders’ capital
Victory INCORE Investment Grade Convertible Fund (“INCORE Investment Grade Convertible Fund”)	Class A and I	Seeks to provide a high level of current income together with long-term capital appreciation

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedules of Portfolio Investments. The policies are in conformity

Notes to Schedules of Portfolio Investments — continued
Victory Portfolios	July 31, 2018
(Unaudited)

with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

•      Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds (“ETFs”), American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States (“U.S.”) issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market

Notes to Schedules of Portfolio Investments — continued
Victory Portfolios	July 31, 2018
(Unaudited)

value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the period ended July 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of July 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Diversified Stock Fund
Common Stocks	$420,617	$—	$420,617
Exchange-Traded Funds	4,504	—	4,504
Collateral for Securities Loaned	6,137	—	6,137
Total	$431,258	$—	$431,258

NewBridge Large Cap Growth Fund
Common Stocks	25,478	—	25,478
Collateral for Securities Loaned	2,027	—	2,027
Total	$27,505	$—	$27,505

Special Value Fund
Common Stocks	70,386	—	70,386
Exchange-Traded Funds	1,496	—	1,496
Collateral for Securities Loaned	1,983	—	1,983
Total	$73,865	$—	$73,865

Strategic Allocation Fund
Affiliated Exchange-Traded Funds	6,785	—	6,785

Notes to Schedules of Portfolio Investments — continued
Victory Portfolios	July 31, 2018
(Unaudited)

Affiliated Mutual Funds	31,822	—	31,822
Total	$38,607	$—	$38,607

Sycamore Established Value Fund
Common Stocks	10,977,343	—	10,977,343
Exchange-Traded Funds	171,395	—	171,395
Collateral for Securities Loaned	189,826	—	189,826
Total	$11,338,564	$—	$11,338,564

Sycamore Small Company Opportunity Fund
Common Stocks	5,175,709	—	5,175,709
Exchange-Traded Funds	81,819	—	81,819
Collateral for Securities Loaned	306,541	—	306,541
Total	$5,564,069	$—	$5,564,069

INCORE Fund for Income
Government National Mortgage Association	—	594,285	594,285
U.S. Treasury Obligations	—	48,191	48,191
Investment Companies	100	—	100
Total	$100	$642,476	$642,576

INCORE Investment Grade Convertible Fund
Convertible Corporate Bonds	—	121,691	121,691
Convertible Preferred Stocks	38,322	4,480	42,802
Collateral for Securities Loaned	12,333	—	12,333
Total	$50,655	$126,171	$176,826

Transfers that occurred from Level 1 to Level 2 on recognition dates due to application of systematic fair value procedures affecting certain portfolio holdings are as follows (in thousands):

Transfers from Level 2 to Level 1
INCORE Investment Grade Convertible Fund
Convertible Preferred Stocks	$11,000

Notes to Schedules of Portfolio Investments — continued
Victory Portfolios	July 31, 2018
(Unaudited)

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. As of July 31, 2018, the Funds had no outstanding when-issued purchase commitments covered by segregated assets.

Real Estate Investment Trusts (“REITS”):

The Funds may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Notes to Schedules of Portfolio Investments — continued
Victory Portfolios	July 31, 2018
(Unaudited)

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank, N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table (in thousands) is a summary of the Funds’ securities lending transactions which are subject to offset under the MSLA as of July 31, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral.

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
Diversified Stock Fund	$5,998	$6,137	$139
NewBridge Large Cap Growth Fund	1,996	2,027	31
Special Value Fund	1,939	1,983	44
Sycamore Established Value Fund	187,268	189,826	2,558
Sycamore Small Company Opportunity Fund	301,648	306,541	4,893
INCORE Investment Grade Convertible Fund	12,216	12,333	117

Notes to Schedules of Portfolio Investments — continued
Victory Portfolios	July 31, 2018
(Unaudited)

3. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

4. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Funds’ compliance date for Form N-PORT is June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds’ compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending October 31, 2018. Form N-CEN will replace Form N-SAR filings. The Funds’ adoption of these amendments have no effect on the Funds’ net assets or results of operations.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-

Notes to Schedules of Portfolio Investments — continued
Victory Portfolios	July 31, 2018
(Unaudited)

contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedules of Portfolio Investments and related disclosures has not yet been determined.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	September 27, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 27, 2018